Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Marketing Expenses [Abstract]
Schedule of marketing expenses
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020
	USD thousands	USD thousands	USD thousands

Salaries, wages and related expenses(1)	821	494	255
Share-based payment(1)	149	570	139
PR and advertisement	1,772	507	91
Maintenance, office and software fees	59	22	13
Depreciation and amortization	84	17	3
D&O insurance	82	-	-
Others	77	18	5
Total Marketing Expenses	3,044	1628	506

(1)    Including expenses in respect of related parties - see Note 18.